Long-Term Debt - Disclosure of Schedule of Principle Repayments of Long-Term Debt Over the Next Five Years (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Disclosure Of Long Term Debt [Line Items]
Less than 1 Year	$ 35,750
1-2 Years	70,897
2-3 Years	35,750
3-4 Years	35,750
4-5 Years	35,750
Greater than 5 Years	5,352,178
USD First Lien Term Loan
Disclosure Of Long Term Debt [Line Items]
Less than 1 Year	35,750
1-2 Years	35,750
2-3 Years	35,750
3-4 Years	35,750
4-5 Years	35,750
Greater than 5 Years	3,378,375
EUR First Lien Term Loan
Disclosure Of Long Term Debt [Line Items]
Greater than 5 Years	973,803
Senior Notes
Disclosure Of Long Term Debt [Line Items]
Greater than 5 Years	1,000,000
Loan Payable to Non-controlling Interests
Disclosure Of Long Term Debt [Line Items]
1-2 Years	$ 35,147